Cash and cash equivalents (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents	€ 5,994	€ 10,836
Financial assets classified as cash and cash equivalents	3,984	€ 8,732
Restricted cash	198
Euro
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	€ 3,086
Average maturity period	9 days
Effective interest rate	(0.22%)
USD
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	€ 864
Average maturity period	8 days
Effective interest rate	1.95%